Loans - Loan portfolio (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 806,767	$ 773,254
Securitised loans	5,185	3,949
Assets pledged for the covered bond programs	42,228	43,029
Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	811,335	777,687
Provision | Provision for ECL on loans
Loan portfolio, disaggregated by location of booking office and product type
Loans	(4,568)	(4,433)
Australia | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	708,928	678,272
Australia | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	503,271	485,474
Australia | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	10,174	11,289
Australia | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	195,483	181,509
New Zealand | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	94,597	93,326
New Zealand | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	62,484	61,235
New Zealand | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	1,058	1,083
New Zealand | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	31,055	31,008
Other overseas | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	7,810	6,089
Parent Entity
Loan portfolio, disaggregated by location of booking office and product type
Loans	710,043	678,021
Securitised loans	6,054	4,734
Assets pledged for the covered bond programs	36,825	36,300
Parent Entity | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	713,981	681,834
Parent Entity | Provision | Provision for ECL on loans
Loan portfolio, disaggregated by location of booking office and product type
Loans	(3,938)	(3,813)
Parent Entity | Australia | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	706,486	675,995
Parent Entity | Australia | Housing | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	503,270	485,466
Parent Entity | Australia | Personal | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	10,174	11,288
Parent Entity | Australia | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	193,042	179,241
Parent Entity | New Zealand | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	306	369
Parent Entity | New Zealand | Business | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	306	369
Parent Entity | Other overseas | Gross amount
Loan portfolio, disaggregated by location of booking office and product type
Loans	$ 7,189	$ 5,470